Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF

October 31, 2024 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 94.8%
Energy - 5.9%
Cameco Corp. (Canada)	2,370	$123,761
Cheniere Energy, Inc.	422	80,762
DT Midstream, Inc.	1,012	91,232
Total Energy		295,755
Industrials - 28.5%
ABB Ltd. (Switzerland)	1,320	73,219
Argan, Inc.	689	90,975
Balfour Beatty PLC (United Kingdom)	13,808	79,196
Bloom Energy Corp. Class A*	8,226	78,970
Fluence Energy, Inc.*	4,357	94,765
GE Vernova, Inc.*	258	77,828
Hubbell, Inc.	59	25,195
Maire SpA (Italy)	9,312	70,347
Nexans SA (France)	359	49,789
NEXTracker, Inc. Class A*	3,776	150,360
nVent Electric PLC	372	27,740
Plug Power, Inc.*	12,686	24,865
Prysmian SpA (Italy)	1,521	107,242
Sungrow Power Supply Co., Ltd. Class A (China)	10,020	127,608
Sunrun, Inc.*	7,123	102,927
Vestas Wind Systems A/S (Denmark)*	10,047	189,139
Xylem, Inc.	398	48,468
Total Industrials		1,418,633
Information Technology - 16.7%
Enphase Energy, Inc.*	3,353	278,433
First Solar, Inc.*	1,961	381,375
Infineon Technologies AG (Germany)	2,337	73,784
SolarEdge Technologies, Inc.*	1,484	25,317
TE Connectivity PLC (Switzerland)	497	73,268
Total Information Technology		832,177
Materials - 1.3%
MP Materials Corp.*	3,438	61,850
Utilities - 42.4%
AES Corp. (The)	6,258	103,194
Centrais Eletricas Brasileiras SA (Brazil)	7,700	50,575
China Gas Holdings Ltd. (China)	129,400	111,189
Clearway Energy, Inc. Class C	4,495	127,568
Consolidated Edison, Inc.	825	83,886
Constellation Energy Corp.	190	49,962
EDP Renovaveis SA (Spain)	4,757	64,059
EDP SA (Portugal)	47,649	187,211
Fortum OYJ (Finland)	10,631	156,459
Iberdrola SA (Spain)	20,357	302,145
Neoenergia SA (Brazil)	15,200	50,221
NextEra Energy, Inc.	1,576	124,898
Orsted AS (Denmark)*(1)	1,714	100,150
Redeia Corp. SA (Spain)	7,045	130,274
RWE AG (Germany)	2,172	70,334
Solaria Energia y Medio Ambiente SA (Spain)*	5,288	55,334
Southern Co. (The)	661	60,171
SSE PLC (United Kingdom)	12,528	284,478
Total Utilities		2,112,108
Total Common Stocks
(Cost $4,676,612)		4,720,523
Security Description	Shares	Value
PREFERRED STOCK - 1.0%
Utilities - 1.0%
Cia Energetica de Minas Gerais, 13.77% (Brazil)
(Cost $52,618)	26,200	$51,531
TOTAL INVESTMENTS - 95.8%
(Cost $4,729,230)		4,772,054
Other Assets in Excess of Liabilities - 4.2%		207,031
Net Assets - 100.0%		$4,979,085

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2024, the aggregate value of these securities was $100,150, or 2.0% of net assets.

Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF (continued)

October 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$4,720,523	$—	$—	$4,720,523
Preferred Stock	51,531	—	—	51,531
Total	$4,772,054	$—	$—	$4,772,054